Trade and other payables (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables
Trade payables	£ 381,667,000	£ 474,322,000
Other payables	4,518,000	12,660,000
Accrued expenses	59,182,000	57,204,000
Social security and other taxes	28,609,000	20,419,000
Total trade and other payables	473,976,000	564,605,000
Less: non-current portion
Trade payables	156,664,000	205,163,000
Other payables		196,000
Non-current trade and other payables	156,664,000	205,359,000
Current trade and other payables	317,312,000	359,246,000
Transfer fees and other associated costs	375,033,000	447,131,000
Liabilities from share-based payment transactions	536,000	923,000
Gross contractual trade payables pre discounting	400,157,000	501,195,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	156,664,000	205,163,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	104,784,000	140,093,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 51,880,000	£ 65,070,000